Material Accounting Policies (Details)	12 Months Ended
Dec. 31, 2023
Communication Platform
Disclosure of disaggregation of revenue from contracts with customers [line items]
Nature and timing of satisfaction of performance obligations, including significant payment terms	The CPaaS revenue derives primarily from fees based on use of the services available on our communication platform. The use of these services is measured by volume usage and revenues are recognized over the period of use. The Company provides services to clients with fixed-term contracts for a fixed or indefinite period. Small customers and customers who pay by credit card are billed in advance, while large customers are billed monthly. Collections are made within thirty days of billing.
Revenue recognition policy	Revenue is recognized when control of services is transferred to customers in an amount that reflects the consideration we expect to receive in exchange for those products or services. Revenue is recognized net of any taxes levied on customers, which are subsequently remitted to government authorities. Invoiced amounts are recorded in accounts receivable and in revenue or advances from customers, depending on whether the revenue recognition criteria are met. The company’s agreements with customers do not provide rights of return.
SaaS [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Nature and timing of satisfaction of performance obligations, including significant payment terms	The nature of the SaaS services refers to license subscriptions for the use of Zenvia platforms, where it is recognized proportionally to the time contracted. In general, licenses are billed monthly on the postpaid model.
Revenue recognition policy	Revenue is recognized when control of services is transferred to customers in an amount that reflects the consideration we expect to receive in exchange for those products or services – over the time of license usage entitlement. Revenue is recognized net of any taxes levied on customers, which are subsequently remitted to government authorities. Invoiced amounts are recorded in accounts receivable and in revenue or advances from customers, depending on whether the revenue recognition criteria are met. The company’s agreements with customers do not provide rights of return, and do not provide customers with the right to take possession of the software that supports the applications.